Common Stock (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Equity [Abstract]
Schedule of outstanding share purchase warrants

	Number of Warrants	Weighted Average Exercise Price
Balance, February 28, 2020	—	$—
Issued in Connection with October 2020 Offering	488,500	$2.10
Issued in Connection with January 2021 Offering	1,604,334	$3.00
Exercised	(25,000)	$2.00
Balance, February 28, 2021	2,067,834	$2.80
Exercised	(221,666)	$2.44
Balance, February 28, 2022	1,846,168	$2.84
Issued in Connection with August 2022 Offering	3,478,261	$1.75
Issued in Connection with August 2022 Offering	168,000	$1.75
Issued in Connection with September 2022 Offering	350,000	$5.00
Issued in Connection with November 2022 Offering	28,312	$8.22
Issued in Connection with November 2022 Offering	10,000	$6.70
Expired	(50,000)	$3.00
Exercised	(100,000)	$2.00
Exercised	(90,000)	$3.00
Balance, November 30, 2022	5,640,741	$2.32

	Number of Warrants	Weighted Average Exercise Price
Balance, February 28, 2020	-	$-
Issued in Connection with October 2020 Offering	488,500	$2.10
Issued in connection with January 2021 Offering	1,604,334	$3.00
Exercised	(25,000)	$2.00
Balance, February 28, 2021	2,067,834	$2.80
Exercised	(221,666)	$2.44
Balance, February 28, 2022	1,846,168	$2.84

Schedule of Summary of share purchase warrants outstanding and exercisable

	Number of Warrants	Remaining Contractual
Exercise Price	Outstanding	Life (Years)	Expiry Date
$2.00	188,500	0.38	19-Apr-2023
$3.00	1,417,668	0.12	13-Jan-2023
$1.75	3,646,261	4.69	9-Aug-2027
$5.00	350,000	1.80	19-Sep-2024
$8.22	28,312	2.93	4-Nov-2025
$6.70	10,000	2.98	21-Nov-2025
$2.32	5,640,741

	Number of Warrants	Remaining Contractual
Exercise Price	Outstanding	Life (Years)	Expiry Date
$2.00	288,500	0.64	October 18, 2022
$3.00	50,000	0.64	October 18, 2022
$3.00	1,507,668	0.87	January 12, 2023
$2.84	1,846,168

Schedule of valuation assumptions

	November 30, 2022	February 28, 2022
Expected Risk-Free Interest Rate	1.06%	1.06%
Expected Volatility	15.27%	15.27%
Expected Life in Years	5.0	5.0
Expected Dividend Yield	—	—
Weighted-Average Grant Date Fair Value	$6.46	$6.46

	Year Ended February 28,
	2022	2021
Expected Risk Free Interest Rate	1.06%	-
Expected Volatility	15.27%	-
Expected Life in Years	5.0	-
Expected Dividend Yield	-	-
Weighted-Average Grant Date Fair Value	$6.46	-

Schedule of stock option activity

	Number of Stock Options	Exercise Price
Balance, February 28, 2022	4,545,000	$8.00
Granted	—	—
Cancelled/Forfeited	(974,000)	8.00
Expired	—	—
Balance, November 30, 2022	3,571,000	$8.00

	Number of Stock Options	Exercise Price
Balance, February 28, 2021	-	-
Granted	4,545,500	$8.00
Cancelled/Forfeited	-	-
Expired	-	-
Balance, February 28, 2022	4,545,500	$8.00

Schedule of number of issued shares and cash received upon exercise of stock options

	November 30, 2022	February 28, 2022
Number of Options Exercised on Forfeiture Basis	—	—
Number of Options Exercised on Cash Basis	—	—
Total Number of Options Exercised	—	—

Number of Shares Issued on Cash Exercise	—	—
Number of Shares Issued on Forfeiture Basis	—	—
Total Number of Shares Issued Upon Exercise of Options	—	—

Cash Received from Exercise of Stock Options	$—	$—
Total Intrinsic Value of Options Exercised	$—	$—

Year Ended February 28,
	2022	2021
Number of Options Exercised on Forfeiture Basis	-	-
Number of Options Exercised on Cash Basis	-	-
Total Number of Options Exercised	-	-

Number of Shares Issued on Cash Exercise	-	-
Number of Shares Issued on Forfeiture Basis	-	-
Total Number of Shares Issued Upon Exercise of Options	-	-

Cash Received from Exercise of Stock Options	$-	$-
Total Intrinsic Value of Options Exercised	$-	$-

Schedule of unvested restricted stock

	Number of Unvested	Weighted Average
	Stock Options	Grant Date Fair Value
Balance, February 28, 2021	—	—
Granted	4,545,000	$6.46
Vested	(909,000)	$6.46
Balance, February 28, 2022	3,636,000	$6.46
Granted	—	—
Vested	—	—
Cancel / Forfeited	(779,200)	6.46
Balance, November 30, 2022	2,856,800	$6.46

	Number of Unvested	Weighted Average
	Stock Options	Grant Date Fair Value
Balance, February 28, 2020	-	-
Granted	-	-
Vested	-	-
Cancelled/Forfeited	-	-
Balance, February 28, 2021	-	-
Granted	4,545,500	$6.46
Vested	(909,000)	$6.46
Balance, February 28, 2022	3,636,500	$6.46

Schedule of Stock Options

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at November 30, 2022	Exercise Price	Weighted Average Remaining Contractual Term (Years)	Exercisable at November 30, 2022	Exercise Price	Weighted Average Remaining Contractual Term (Years)
$7.00 to $9.00	2,856,800	$8.00	4.08	714,200	$8.00	4.08

	2,856,800	$8.00	4.08	714,200	$8.00	4.08

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at February 28, 2022	Exercise Price	Weighted Average Remaining Contractual Term (Years)	Exercisable at February 28, 2022	Exercise Price	Weighted Average Remaining Contractual Term (Years)
$7.00 to $9.00	4,545,500	$8.00	4.83	909,000	$8.00	4.83

	4,545,500	$8.00	4.83	909,000	$8.00	4.83